--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                 August 31, 2001
--------------------------------------------------------------------------------


                                       The
                                   Value Line
                                   Tax Exempt
                                   Fund, Inc.







                                     [LOGO]
                                 ---------------
                                   VALUE LINE
                                    No-Load
                                     Mutual
                                     Funds

The Value Line Tax Exempt Fund, Inc.

                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

The tragedy that struck our nation on September 11th is still very much on our minds. We wish to extend our condolences to the thousands of people whose lives were affected.

During the six months ended August 31, 2001, prices of tax-exempt bonds have increased as interest rates declined. Long-term, tax-exempt interest rates, as measured by the Bond Buyer's 40-Bond Index, declined from 5.40% on February 28th to 5.12% on August 31st. During this same period, long-term taxable rates, as measured by the 30-year Treasury bond, rose slightly from 5.31% to 5.37%. The shrinking U.S. government surplus has prevented long-term Treasury yields from declining further in spite of the weak economy, low inflation, an easy Federal Reserve monetary policy, and the weak stock market. A decline in government surpluses means the Treasury may have to issue more debt to finance expenses, thereby increasing the supply of government bonds. An increase in the supply of government issues is expected to cause a decline in prices and an increase in yields. As a result, tax-exempt bonds, as measured by the Lehman Municipal Bond Index, have out performed taxable bonds, as measured by the Lehman U.S. Aggregate Bond Index, for the past six months. The Lehman Municipal Bond
Index(1) was up 4.75% compared to 4.51% for the Lehman U.S. Aggregate Bond Index(2) during the six-month period ended August 31, 2001. This has occurred in spite of the 39% increase in the new issues of municipal bonds during the first eight months of 2001 compared to the same period in 2000.

Tax exempt yields are high when compared to Treasury yields. Recently, the yield of a triple-A rated 30-year tax-exempt bond was 5.03%, which is 94.5% of the 5.32% yield of the 30-year Treasury bond. A 5.03% tax-exempt yield is equivalent to an 8.33% taxable yield for investors in the 39.6% tax bracket. This high ratio offers investors a great opportunity to benefit from high tax-exempt income.

National Bond Portfolio

The primary objective of the Value Line Tax Exempt National Bond Portfolio is to provide investors with maximum income exempt from federal income taxes, without undue risk to principal(3). During the six-months ended August 31, 2001, the fund's total return was 4.68%, slightly below the 4.75% total return for the Lehman Municipal Bond Index(1). Since its inception in March 1984, the total return for the National Bond Portfolio, assuming the reinvestment of all dividends over that period, was 268.94%. This is equivalent to an average annual total return of 7.77%(4).

Your Fund's management continues to maintain a predominantly high grade portfolio to minimize risk. Over 81% of the Fund's bonds are rated AA or better by the major credit agencies, such as Moody's Investors Service and Standard and Poor's Corporation, with 67% rated triple-A, 15% rated double-A, 3% rated A, 10% rated Baa or BBB, and 5% are not rated or below investment grade(5). Your management continues to emphasize call protection in order to maintain a high level of tax-free income over time for the shareholder. Specifically, over 14% of the portfolio is invested in non-callable bonds. The fund's highest concentrations of investments are in the insured, housing-revenue, electric-revenue, and industrial-revenue sectors respectively.

Money Market Portfolio

The objective of the Tax Exempt Money Market portfolio is to preserve principal by investing in high-quality, tax-exempt short-term securities that have a high degree of liquidity so as to ensure a constant net asset value of $1.00 per share(3)(6). The portfolio only consists of securities that carry the highest two ratings of the major credit-rating agencies, Moody's Investors Service and Standard & Poor's Corporation. The 7-day average yield was 0.91% as of August 31, 2001, which is equivalent to a 1.51% taxable


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2

                                            The Value Line Tax Exempt Fund, Inc.

Tax Exempt Fund Shareholders
--------------------------------------------------------------------------------

yield for those in the 39.6% tax bracket. The average maturity of the portfolio was 13 days. The low money market rates reflect the huge demand for short-term tax-exempt paper and a low supply.

Short-term tax-exempt rates, as measured by the Bond Buyer's One-year Note Index, fell from 3.19% on February 28th to 2.44% on August 31, 2001. During this same period of time, the yield on one-year taxable Treasury bills dropped from 4.47% to 3.28%. Nine cuts of the Federal Funds rate by the Federal Reserve Board, totaling 4.00% this year, have forced short-term interest rates lower.

The municipal bond market is one of the most fragmented and complex sectors of the American capital markets. We believe that most investors seeking tax-free income are best served by a mutual fund, whose advantages include professional management, diversification, liquidity, low transaction costs, accurate record-keeping, automatic reinvestment of dividends, and availability in small-dollar amounts. In addition to these features, The Value Line Tax Exempt Fund has the additional advantage of carrying no sales or redemption fees.

We thank you for your continued confidence in Value Line, and we look forward to serving your investment needs in the future.

        Sincerely,

        /s/ Jean Bernhard Buttner

        Jean Bernhard Buttner
        Chairman and President

October 3, 2001

--------------------------------------------------------------------------------

(1) The Lehman Brothers Municipal Bond Index is a total-return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Investment-grade bonds are rated Baa or higher by Moody's or BBB or higher by Standard & Poor's. Returns and attributes for the Index are calculated semi-monthly using approximately 25,000 municipal bonds, which are priced by Muller Data Corporation. The returns for the Index do not reflect charges, expenses, or taxes, and it is not possible to directly invest in this Index.

(2) The Lehman Brothers Aggregate Bond Index is representative of the broad fixed-income market. It includes government, investment-grade corporate, and mortgage-backed bonds. The returns for the Index do not reflect expenses, which are deducted from the Fund's returns.

(3) Income from both Portfolios may be subject to state and local taxes, and some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain investors. Capital gains, if any, are fully taxable.

(4)  Total return includes reinvestment of dividends and any capital gains paid.

(5) Investment-grade bonds are rated Baa or higher by Moody's or BBB or higher by Standard & Poor's.

(6) An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.


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                                                                               3

The Value Line Tax Exempt Fund, Inc.

--------------------------------------------------------------------------------

Economic Observations

The U.S. economy, which has decelerated markedly over the past year, now appears, in the wake of the recent terrorist attacks on the United States, to be in a recession that probably will last through at least yearend. Thereafter, if the lingering terrorist threat is resolved successfully we would expect the succession of interest rate cuts that have been effected by the Federal Reserve this year, the stimulative measures likely to now be put into effect by the government, and some projected inventory building to combine to set into motion a modest business recovery over the course of 2002.

Inflationary pressures, meantime, are continuing to be kept at bay. This benign pricing environment remains rooted in both sustained increases in productivity (or labor-cost efficiency) and the pronounced slowdown in industrial and labor demand arising from the declining level of U.S. business activity. To be sure, as the economy improves, some modest increase in pricing pressure may evolve over the next year. But absent a more vigorous business recovery than we now expect, inflation should remain muted over the next six to 12 months, at least.

Finally, the Federal Reserve, which has been most supportive with nine interest rate reductions thus far this year (with the most recent cut in rates coming on October 2nd), may possibly again come to the aid of the economy with another rate reduction later this year, as the nation's central bank strives to prevent a more serious domestic recession.

Performance Data:*


                            National Bond Portfolio                                 Money Market Portfolio
                            Average    Growth of                                     Average   Growth of
                            Annual    an Assumed                                     Annual   an Assumed
                             Total    Investement                                     Total   Investement
                            Return    of $10,000                                     Return   of $10,000
                            -------   ----------                                     -------   -----------
 1 year ended 6/30/01...... 10.29%     $11,029          1 year ended 6/30/01........  2.41%     $10,241
 5 years ended 6/30/01.....  5.63%     $13,149          5 years ended 6/30/01.......  2.51%     $11,318
10 years ended 6/30/01.....  6.26%     $18,350         10 years ended 6/30/01.......  2.48%     $12,780

*The performance data quoted represent past performance and are no guarantee of future performance. The average annual total return and growth of an assumed investment of $10,000 includes dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The average annual total returns for the one-year, five-year, and ten-year periods ended August 31, 2001, for the National Bond Portfolio and the Money Market Portfolio were 10.38%, 6.09%, and 6.31% and 2.15%. 2.46% and 2.44%, respectively.


--------------------------------------------------------------------------------
4

                                            The Value Line Tax Exempt Fund, Inc.

Schedule of Investments                              August 31, 2001 (unaudited)
--------------------------------------------------------------------------------

  Principal
   Amount                          National Bond Portfolio                         Rating        Value
--------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL SECURITIES (94.8%)
             Alabama (0.7%)
 $1,160,000  Colbert County-Northwest, Health Care Authority, Hospital Revenue
               Refunding, Helen Keller Hospital, 8.75%, 6/1/09..................  NR(3)      $ 1,185,137

             Alaska (7.1%)
  2,000,000  Anchorage Correctional Facilities, Lease Revenue, 6.00%, 2/1/15....  Aaa          2,224,460
             Housing Finance Corp.:
  1,490,000    Collateralized Veteran's Mortgage Revenue, 1st Ser.,
                 6.00%, 6/1/15 .................................................  Aaa          1,593,331
  1,830,000    General Mortgage Revenue, Ser. A, 6.00%, 12/1/40.................  Aaa          1,892,824
  2,500,000    General Mortgage Revenue, Ser. A, 6.00%, 6/1/49..................  Aaa          2,578,475
  2,230,000    Mortgage Revenue, Refunding, Ser. A-1, 5.50%, 12/1/17............  Aaa          2,281,736
  1,000,000  Northern Tobacco Securitization Corp., Asset Backed Revenue,
               4.75%, 6/1/15....................................................  Aa3          1,001,480
                                                                                            ------------
                                                                                              11,572,306

             Arizona (4.9%)
  3,800,000  Greenlee County, Industrial Development Authority, Pollution Control
               Revenue, Refunding, Phelps Dodge Corp.  Project, 5.45%, 6/1/09...  A            3,835,378
  3,885,000  Maricopa County, Industrial Development Authority,
               Single-Family Mortgage Revenue, Ser. 1998 B, 6.20%, 12/1/30......  Aaa          4,216,041
                                                                                            ------------
                                                                                               8,051,419

             California (2.8%)
    870,000  Placer County Water Agency, Middle Fork Project Revenue,
               3.75%, 7/1/12....................................................  A3             785,670
  1,290,000  Pleasant Hill, Redevelopment Agency, Residential Mortgage Revenue,
               Refunding, 5.75%, 8/1/11.........................................  AA*          1,310,872
  2,800,000  Yuba County Water Agency, Yuba River Development
               Revenue 4.00%, 3/1/16............................................  Ba3          2,518,208
                                                                                            ------------
                                                                                               4,614,750

             Colorado (1.7%)
  1,000,000  Department of Transportation, Revenue Anticipation Notes,
               Ser. A, 5.50%, 6/15/15...........................................  Aaa          1,098,210
  1,540,000  Regional Transit District, Certificates of Participation, Transit
               Vehicles Project, Ser. A, 5.00%, 6/1/15..........................  Aaa          1,596,965
                                                                                            ------------
                                                                                               2,695,175

             District of Columbia (1.0%)
  1,385,000  District of Columbia, Revenue, World Wildlife Fund,
               Ser. A, 6.00%, 7/1/17............................................  Aaa          1,544,303

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                                                                               5

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

  Principal
   Amount                          National Bond Portfolio                         Rating        Value
--------------------------------------------------------------------------------------------------------
             Florida (2.1%)
 $1,640,000  Miami-Dade County, Housing Finance Authority, Revenue,
               Home Ownership Mortgage, Ser. A-1, 6.00%, 10/1/32................  Aaa        $ 1,760,245
  1,540,000  Orange County Housing Finance Authority, Home Owner Revenue,
               5.65%, 9/1/20....................................................  Aaa          1,585,738
                                                                                            ------------
                                                                                               3,345,983

             Hawaii (1.5%)
  2,000,000  Department of Budget and Finance, Special Purpose Mortgage Revenue,
               Kapiolani Health Care System, 6.40%, 7/1/13......................  Aaa          2,373,500

             Illinois (9.3%)
             Chicago:
  3,340,000    O'Hare International Airport Revenue,
                 Second Lien-Passenger Facility, Ser. B, 5.50%, 1/1/15..........  Aaa          3,616,251
    500,000    O'Hare International Airport Revenue,
                 Second Lien-Passenger Facility, Ser. D, 5.50%, 1/1/15..........  Aaa            541,785
  1,490,000    Single Family Mortgage Revenue, Collateralized, Ser. C-1,
                 6.30%, 9/1/29..................................................  Aaa          1,644,736
    960,000  Development Finance Authority, Pollution Control Revenue,
               Commonwealth Edison Project, 5.85%, 1/15/14......................  AAA*         1,085,386
  2,000,000  Development Finance Authority, Solid Waste Disposal Revenue,
               0 Waste Management Inc. Project, 5.05%, 1/1/10...................  Ba1          1,997,160
  1,400,000  DuPage County, General Obligations Unlimited, 5.25%, 1/1/15........  Aaa          1,484,728
  2,000,000  Educational Facilities Authority Revenue, DePaul University,
               5.50%, 10/1/17...................................................  Aaa          2,137,180
  2,000,000  Springfield Electric Revenue, Senior Lien, 5.50%, 3/1/15...........  Aaa          2,167,640
    500,000  University of Illinois, Certificates of Participation, Utility
               Infrastructure Projects, Ser. A, 5.50%, 8/15/17..................  Aaa            534,785
                                                                                            ------------
                                                                                              15,209,651

             Indiana (2.4%)
  3,000,000  Office Building Commission, Capital Complex, Revenue,
               Ser. B, 7.40%, 7/1/15............................................  Aaa          3,889,890

             Iowa (4.3%)
  6,030,000  Muscatine, Electric Revenue, 6.70%, 1/1/13.........................  Aaa          7,002,518

             Louisiana (2.5%)
    790,000  Jefferson Parish Home Mortgage Authority, Single Family
               Mortgage Revenue, Ser. G-1, 5.125%, 12/1/10......................  Aaa            832,470
  3,000,000  State Office Facilities Corp., Lease Revenue, Capital Complex
               Programs, 5.50%, 5/1/15..........................................  Aaa          3,282,030
                                                                                            ------------
                                                                                               4,114,500

--------------------------------------------------------------------------------
6

                                            The Value Line Tax Exempt Fund, Inc.

                                                     August 31, 2001 (unaudited)
--------------------------------------------------------------------------------

  Principal
   Amount                          National Bond Portfolio                         Rating        Value
--------------------------------------------------------------------------------------------------------
             Maine (2.4%)
 $3,760,000  Housing Authority, Mortgage Purchase Revenue, Ser., D-1,
               5.25%, 11/15/15..................................................  Aa2        $ 3,900,624

             Maryland (2.5%)
  3,825,000  Community Development Administration, Housing and Community
               Development Revenue Refunding, Single Family Program,
               1st Series, 5.60%, 4/1/18........................................  Aa2          4,003,054

             Massachusetts (2.8%)
  4,000,000  State Development Finance Agency, Revenue, Boston University,
               Ser. P, 6.00%, 5/15/59...........................................  A3           4,493,360

             Michigan (1.3%)
  2,000,000  Housing Development Authority, Single Family Mortgage Revenue,
               Ser. C, 5.95%, 12/1/14...........................................  AA*          2,113,980

             Minnesota (2.3%)
  1,000,000  Housing Finance Agency, Single Family Mortgage Revenue,
               Ser. A, 5.35%, 7/1/17............................................  Aaa          1,021,520
  2,690,000  Housing Finance Agency, Single Family Mortgage Revenue,
               Ser. G, 5.20%, 1/1/17............................................  Aa1          2,741,944
                                                                                            ------------
                                                                                               3,763,464

             Missouri (1.6%)
  1,500,000  Housing Development Commission, Multifamily Housing Revenue,
               Ser. II, 5.25%, 12/1/16..........................................  AA*          1,538,145
  1,000,000  Housing Development Commission, Multifamily Housing Revenue,
               Ser. III, 5.05%, 12/1/15.........................................  AA*          1,013,350
                                                                                            ------------
                                                                                               2,551,495

             Nebraska (0.1%)
    185,000  Investment Finance Authority, Single Family Mortgage Revenue,
               Ser. A, 5.977%, 11/27/16.........................................  Aaa            189,858

             Nevada (1.0%)
  1,685,000  Housing Division, Single Family Mortgage Revenue,
               Ser. B-1, 5.25%, 10/1/17.........................................  Aaa          1,710,511

             North Dakota (0.8%)
  1,135,000  Housing Finance Agency, Housing Finance Program, Home Mortgage
               Finance Program 2000 Series A, Refunding, 6.20%, 7/1/14..........  Aa3          1,227,332

--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

  Principal
   Amount                          National Bond Portfolio                         Rating        Value
--------------------------------------------------------------------------------------------------------
             Ohio (3.5%)
 $2,590,000  American Municipal Power-Ohio, Inc. Revenue Bonds, 5.25%, 1/1/13...  Aaa        $ 2,779,433
  2,000,000  Housing Finance Agency, Residential Mortgage Revenue,
               2000 Series F, 5.625%, 9/1/16....................................  Aaa          2,103,640
    745,000  Housing Finance Agency, Residential Mortgage Backed Revenue,
               Ser. D, 5.10%, 9/1/17............................................  Aaa            760,258
                                                                                            ------------
                                                                                               5,643,331

             Oregon (5.0%)
  2,125,000  Administrative Services, Certificates of Participation,
               Ser. A, 5.375%, 5/1/15...........................................  Aaa          2,294,107
             Klamath Falls, Senior Lien Electric Revenue Refunding, Klamath Cogen:
  3,000,000    5.50%,1/1/07.....................................................  NR(3)        3,038,430
  2,900,000    5.75%,1/1/13.....................................................  NR(3)        2,873,581
                                                                                            ------------
                                                                                               8,206,118

             South Carolina (1.0%)
  1,620,000  Three Rivers Solid Waste Authority, Solid Waste Disposal Facilities
               Revenue, Series 1997, 5.30%, 1/1/27..............................  Aaa          1,646,633

             South Dakota (4.6%)
  1,190,000  Heartland Consumers Power Distribution Revenue Refunding,
               7.00%, 1/1/16....................................................  AAA*         1,419,730
    905,000  Housing Development Authority, Homeownership Mortgage Revenue,
               Ser. B, Remarketable, 5.25%, 5/1/17..............................  Aa1            921,969
  1,500,000  Housing Development Authority, Homeownership Mortgage Revenue,
               Ser. D,..........................................................  Aa1          1,522,320
  1,995,000  Housing Development Authority, Homeownership Mortgage Revenue,
               2000 Ser. E, 6.25%, 5/1/21.......................................  Aa1          2,116,635
  1,500,000  Housing Development Authority, Homeownership Mortgage Revenue,
               Ser. H, 5.70%, 5/1/17............................................  Aa1          1,563,795
                                                                                            ------------
                                                                                               7,544,449

             Tennessee (0.7%)
  1,000,000  Metropolitan Nashville Airport Authority Revenue Improvement,
               Ser. A, 6.60%, 7/1/15............................................  Aaa          1,191,690

             Texas (13.6%)
  3,500,000  Bexar County Revenue, Venue Project, 5.75%, 8/15/22................  Aaa          3,746,750
  1,485,000  Harris County Certificates of Obligation, General Obligations Limited,
               5.00%, 8/15/19...................................................  Aa1          1,496,553
  2,955,000  Harris County Hospital District, Revenue Refunding, Series 1990,
               7.40%, 2/15/10...................................................  Aaa          3,505,901


--------------------------------------------------------------------------------
8

                                            The Value Line Tax Exempt Fund, Inc.

                                                     August 31, 2001 (unaudited)
--------------------------------------------------------------------------------

  Principal
   Amount                          National Bond Portfolio                         Rating        Value
--------------------------------------------------------------------------------------------------------
 $3,000,000  Lubbock, Housing Finance Corp., Single Family Mortgage Revenue,
               Refunding, Ser. A, 8.00%, 10/1/21................................  AAA*       $ 4,226,010
  3,000,000  Matagorda County Navigation District No. 1, Revenue Refunding,
               Reliant Energy Project, Ser. 1999B, 5.95%, 5/1/30................  Baa1         2,991,510
  2,000,000  Plano Independent School District, General Obligations Unlimited
               Tax, 5.25%, 2/15/15..............................................  Aaa          2,108,140
  1,000,000  State Affordable Housing Corporation, Multi Family Revenue,
               Ser. A, 6.75%, 8/20/21...........................................  Aaa          1,136,060
  1,000,000  Texas A&M University, Revenue Funding Systems,
               Ser. B, 5.375%, 5/15/17..........................................  Aa1          1,054,120
  1,425,000  Tyler Health Facilities Development Corp., Hospital Revenue,
               East Texas Medical Center, Ser. 1997D, 5.375%, 11/1/27...........  Aaa          1,451,078
    480,000  Veterans' Housing Assistance Program, (General Obligation),
               5.40%, 12/1/14...................................................  Aa1            490,757
                                                                                            ------------
                                                                                              22,206,879

             Utah (0.7%)
             Housing Finance Agency, Single Family Mortgage:
  1,095,000    1999 Ser. F-2 Class 1, 5.875%, 7/1/29............................  Aaa          1,155,992

             Virginia (1.2%)
  1,980,000  Pocahontas Parkway Association, Route 895 Connector,
               Toll Road Revenue, Ser. A, 5.25%, 8/15/09........................  Baa3         1,900,364

             Washington (5.1%)
  3,500,000  Energy Northwest, Electric Revenue Refunding,
               Columbia Generating, Ser. A, 5.375%, 7/1/15......................  Aaa          3,744,580
  1,185,000  Energy Northwest, Electric Revenue Refunding,
               Columbia Generating, Ser. A, 5.50%, 7/1/16.......................  Aaa          1,277,205
  3,000,000  Tocamo Electric System, Revenue Refunding, Ser. A,
               5.75%, 1/1/15....................................................  Aaa          3,310,080
                                                                                            ------------
                                                                                               8,331,865

             Wisconsin (4.3%)
  2,125,000  Ser. 1997, 5.25%, 8/15/17..........................................  Aaa          2,184,734
  4,210,000  Ser. 1999A, 5.60%, 2/15/29.........................................  A*           3,899,470
    850,000  Housing and Economic Development Authority, Home Ownership
               Revenue, Ser. D, 4.55%, 3/1/23...................................  Aa2            864,042
                                                                                            ------------
                                                                                               6,948,246
                                                                                            ------------
             TOTAL LONG-TERM MUNICIPAL SECURITIES
               (Cost $148,233,483) .............................................             154,328,377
                                                                                            ------------


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                                                                               9

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

  Principal
   Amount                          National Bond Portfolio                         Rating        Value
--------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES (5.6%)
 $1,000,000  Illinois Development Financing Authority, Fenwick High School
               Project, 2.05%, 3/1/32...........................................  AA-(2)     $ 1,000,000
  3,000,000  Michigan State, Grant Anticipation Notes, Ser. A, 2.00%, 9/15/08...  VMIG-1(1)    3,000,000
  3,000,000  Mercklenburg County, North Carolina, Public Improvement
               General Obligations, Ser. C, 2.05%, 2/1/13.......................  VMIG-1(1)    3,000,000
  2,150,000  Stevenson, Alabama Industrial Development, Board Environmental
               Improvement Revenue Refunding, Mead Corp.
               Project, 2.40%, 11/1/11 .........................................  AAA*(1)      2,150,000
                                                                                            ------------
             TOTAL SHORT-TERM MUNICIPAL SECURITIES
               (Cost $9,150,000) ...............................................               9,150,000
                                                                                            ------------
             TOTAL MUNICIPAL SECURITIES (100.4%)
               (Cost $157,383,483) .............................................             163,478,377
             LIABILITIES LESS CASH AND OTHER ASSETS (-0.4%)  ...................                (745,676)
                                                                                            ------------
             NET ASSETS (100.0%)  ..............................................            $162,732,701
                                                                                            ============
             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE,
               PER OUTSTANDING SHARE ...........................................            $      10.77
                                                                                            ============

Rated by Moody's Investors Service except for those marked by an asterisk (*) which are rated by Standard & Poor's.

Variable rate notes are considered short-term obligations. Interest rates change periodically every (1) 1 day or (2) 7 days. These securities are payable on demand on interest rate refix dates and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of August 31, 2001.

(3) Security not rated.



See Notes to Financial Statements.


--------------------------------------------------------------------------------
10

                                            The Value Line Tax Exempt Fund, Inc.

                                                     August 31, 2001 (unaudited)
--------------------------------------------------------------------------------

  Principal
   Amount                          Money Market Portfolio                         Rating        Value
--------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES (99.4%)
             Colorado (3.9%)
  $ 500,000  Housing Finance Authority, Multifamily Housing Revenue Refunding,
               Greenwood Point, Ser. D, 2.00%, 10/15/16.........................  A1+*(2)      $ 500,000

             Georgia (2.3%)
    300,000  Hapeville, Development Authority, Adjustable Tender Industrial
               Development Revenue, Hapeville Hotel Ltd., 2.40% 11/1/15.........  P-1(1)         300,000

             Illinois (29.6%)
    600,000  Chicago Board of Education, General Obligations Unlimited Tax,
               Ser. D, 2.00%, 3/1/32............................................  VMIG-1(2)      600,000
    500,000  Development Financing Authority Revenue, Chicago Educational
               TV Association, Ser. A, 2.05%, 11/14/01..........................  VM1G-1(2)      500,000
    600,000  Development Financing Authority Revenue, Glenwood School
               for Boys, 2.05%, 2/1/33..........................................  AA-*(2)        600,000
    400,000  Educational Facilities Authority, Revenue, DePaul University,
               Ser. CP-1, 2.05%, 4/1/26.........................................  VM1G-1(2)      400,000
    600,000  Educational Facilities Authority, Revenue, Northwestern Project,
               2.10%, 12/1/25...................................................  VMIG-1(2)      600,000
    600,000  Village of Schaumburg, General Obligations Unlimited Tax,
               Ser. B, 2.10%, 12/1/15...........................................  VMIG-1(2)      600,000
    500,000  Village of South Barrington, Cook County, General Obligations
               Variable Rate Demand Ser. 1998, 2.05%, 12/27/01..................  AA-*(2)        500,000
                                                                                              ----------
                                                                                               3,800,000

             Indiana (4.7%)
    600,000  Health Facilities Financing Authority Revenue, Ascension Health Credit,
               Ser. B, 2.50%, 11/15/39..........................................  Aa2(2)         600,000

             Louisiana (4.7%)
    600,000  Saint Charles Parish, Pollution Control Revenue, Shell Oil Co.
               Project, Ser. 1992A, 2.60%, 10/1/22..............................  VMIG-1(1)      600,000

             Massachusetts (9.3%)
    600,000  State Health and Educational Facilities Authority Revenue,
               Bentley College issue K, 1.80%, 7/1/30...........................  AA*(2)         600,000
    600,000  State Health and Educational Facilities Authority Revenue,
               Capital Assets Program, Ser. D, 2.40%, 1/1/35....................  VM1G-1(2)      600,000
                                                                                              ----------
                                                                                               1,200,000


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

  Principal
   Amount                          Money Market Portfolio                         Rating        Value
--------------------------------------------------------------------------------------------------------
             Michigan (9.3%)
  $ 600,000  Grant Anticipation Notes, Ser. A, 2.00%, 9/15/08...................  VM1G-1(2)    $ 600,000
    600,000  Short Term Certificates of Participation, New Center Development,
               Ser. A, 4.00%, 10/1/01...........................................  MIG-1          600,364
                                                                                              ----------
                                                                                               1,200,364

             North Carolina (8.6%)
    500,000  Mechlenburg County, Variable Rate, Public Improvement,
               Ser. 2000 C, 2.05%, 2/1/13.......................................  VM1G-1(2)      500,000
    600,000  Mecklenburg County, General Obligations, Public Improvement,
               Ser. 2000 C, 2.05%, 2/1/19.......................................  VMIG-1(2)      600,000
                                                                                              ----------
                                                                                               1,100,000

             Oregon (4.7%)
    600,000  Portland, Multifamily Revenue, South Park Block Project,
               Ser. A, 2.20%, 12/1/11...........................................  AA-*(2)        600,000

             South Dakota (4.7%)
    600,000  Lawrence County, Pollution Control Revenue, Homestake Mining Co.,
               Ser. B, 2.45%, 7/31/32...........................................  Aa2(1)         600,000

             Tennessee (5.1%)
    650,000  Rutherford County Industrial Development Board,
               Industrial Development  Revenue, Series 1994,
               (Square D Co. Project), 2.05%.  4/1/17...........................  AA-*(2)        650,000

             Utah (3.9%)
    500,000  Emery County, Pollution Control Revenue, Refunding, Pacificorp
               Project, 2.50%, 11/1/24..........................................  VMIG-1(1)      500,000


--------------------------------------------------------------------------------
12

                                            The Value Line Tax Exempt Fund, Inc.

                                                     August 31, 2001 (unaudited)
--------------------------------------------------------------------------------

  Principal
   Amount                          Money Market Portfolio                         Rating        Value
--------------------------------------------------------------------------------------------------------
             Wisconsin (8.6%)
  $ 597,000  Kettle Moraine School District, Bond Anticipation Notes,
               Ser. 2001 A, 5.00%, 1/23/02 .....................................  M1G-1      $   602,786
    500,000  West Allis, Variable Rate Demand Revenue Bonds, Ser. 2001,
               State Fair Park Exposition Center, 2.10%, 8/1/28.................  VM1G-1(2)      500,000
                                                                                             -----------
                                                                                               1,102,786

             TOTAL SHORT-TERM MUNICIPAL SECURITIES (99.4%)
               (Cost $12,753,150) ..............................................             $12,753,150

             CASH AND OTHER ASSETS IN EXCESS OF
               LIABILITIES (0.6%) ..............................................                  74,509
                                                                                             -----------

             NET ASSETS (100.0%) ...............................................             $12,827,659
                                                                                             ===========

             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE,
               PER OUTSTANDING SHARE ...........................................             $      1.00
                                                                                             ===========

Rated by Moody's Investors Service except for those marked by an asterisk (*) which are rated by Standard & Poor's.

Variable rate notes are considered short-term obligations. Interest rates change periodically every (1) 1 day or (2) 7 days. These securities are payable on demand on interest rate refix dates and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of August 31, 2001.



See Notes to Financial Statements.


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Statement of Assets and Liabilities
at August 31, 2001 (unaudited)
--------------------------------------------------------------------------------

                                                              Portfolio
                                                      -------------------------
                                                      National           Money
                                                        Bond            Market
                                                      -------------------------
                                                           (In thousands)
Assets:
Investment securities, at value
  (cost $157,383 and
  amortized cost $12,753) .....................       $ 163,478        $ 12,753
Cash ..........................................              95              81
Interest receivable ...........................           1,856              37
Receivable for securities sold ................           1,862              --
Receivable for capital shares sold ............              15               1
                                                      ---------        --------
      Total Assets ............................         167,306          12,872
                                                      ---------        --------
Liabilities:
Payable for securities
  purchased ...................................           4,178              --
Dividends payable to
  shareholders ................................             168              --
Capital shares repurchased ....................              10              --
Accured expenses:
  Advisory fee ................................              68               6
  Service and distribution
    plan fees payable .........................              34              --
  Other .......................................             115              38
                                                      ---------        --------
      Total Liabilities .......................           4,573              44
                                                      ---------        --------
Net Assets ....................................       $ 162,733        $ 12,828
                                                      ---------        --------
Net Assets:
Capital stock,at $.01 par value
  (Authorized 65,000,000 shares
  and 125,000,000 shares,
  respectively; outstanding
  15,110,710 shares and
  12,854,204 shares,
  respectively) ...............................       $     151        $    129
Additional paid-in capital ....................         158,485          12,708
Accumulated net realized loss
  on investments ..............................          (1,998)             (9)
Net unrealized appreciation
  of investments ..............................           6,095              --
                                                      ---------        --------
Net Assets ....................................       $ 162,733        $ 12,828
                                                      =========        ========

Net Asset Value,Offering and
  Redemption Price, per
  Outstanding Share ...........................       $   10.77        $   1.00
                                                      =========        ========


Statement of Operations
for the Six Months Ended August 31, 2001 (unaudited)
--------------------------------------------------------------------------------

                                                              Portfolio
                                                       ------------------------
                                                       National         Money
                                                         Bond           Market
                                                       ------------------------
                                                            (In thousands)
Investment Income:
Interest .....................................         $ 4,077          $   198
                                                       -------          -------
Expenses:
Advisory fee .................................             397               33
Service and distribution
  plan fee ...................................             199               16
Audit and legal fees .........................              23               18
Transfer agent fees ..........................              29               11
Printing and stationary ......................              21                6
Registration and filing fees .................              11                8
Custodian fees ...............................              16                2
Director's fees and expenses .................               6                6
Postage ......................................               8                2
Other ........................................               9                3
                                                       -------          -------
    Total expenses before
      fees waived and
      custody credits ........................             719              105
    Less: service and
      distribution plan
      fee waived .............................              --              (16)
    Less: custody credits ....................              (9)              (1)
                                                       -------          -------
    Net Expenses .............................             710               88

Net Investment Income ........................         $ 3,367          $   110
Realized and Unrealized
  Gain on Investments
    Net Realized Gain ........................             667               --
    Net change in Net
      Unrealized Appreciation ................           3,313               --
                                                       -------          -------
Net Realized Gain and Change
  in Net Unrealized
  Appreciation on
  Investments ................................           3,980               --
                                                       -------          -------
Net Increase in Net Assets
  from Operations ............................         $ 7,347          $   110
                                                       =======          =======


See Notes to Financial Statements.


--------------------------------------------------------------------------------
14

                                            The Value Line Tax Exempt Fund, Inc.

Statements of Changes in Net Assets
for the Six Months Ended August 31, 2001(Unaudited) and for the
Year Ended February 28, 2001
--------------------------------------------------------------------------------

                                                         National Bond                 Money Market
                                                           Portfolio                     Portfolio
                                                    ------------------------------------------------------
                                                    Six Months       Year         Six Months      Year
                                                       Ended         Ended          Ended         Ended
                                                    August 31,    February 28,     August 31,  February 28,
                                                       2001          2001            2001          2001
                                                    ------------------------------------------------------
                                                                       (Dollars in thousands)
Operations:
  Net investment income .......................     $   3,367      $   7,463      $     110      $     370
  Net realized gain on investments ............           667          2,357             --              1
  Change in unrealized appreciation ...........         3,313          8,834             --             --
                                                    ------------------------------------------------------
  Net increase in net assets from operations ..         7,347         18,654            110            371
                                                    ------------------------------------------------------

Distributions to Shareholders
  Net investment income .......................        (3,367)        (7,463)          (110)          (370)
  Net realized gains ..........................            --             --             --             (1)
                                                    ------------------------------------------------------
  Net decrease in net assets from distributions        (3,367)        (7,463)          (110)          (371)
                                                    ------------------------------------------------------

Capital Share Transactions:
  Net proceeds from sale of shares ............        32,126         46,964          3,980         18,711
  Net proceeds from reinvestment of
    distributiions to shareholders ............         2,304          4,945            108            371
  Cost of shares repurchased ..................       (33,816)       (55,475)        (4,418)       (19,380)
                                                    ------------------------------------------------------
  Net increase(decrease) in net assets from
    capital share transactions ................           614         (3,566)          (330)          (298)
                                                    ------------------------------------------------------

Total Increase(Decrease) in Net Assets ........         4,594          7,625           (330)          (298)

Net Assets:
  Beginning of periiod ........................       158,139        150,514         13,158         13,456
                                                    ------------------------------------------------------
  End of period ...............................     $ 162,733      $ 158,139      $  12,828      $  13,158
                                                    ======================================================



See Notes to Financial Statements.

--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements
--------------------------------------------------------------------------------

1.   Significant Accounting Policies

The Value Line Tax Exempt Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, comprised of the National Bond and Money Market Portfolios. The primary investment objective of the National Bond Portfolio is to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal by investing primarily in investment-grade municipal securities. The primary objective of the Money Market Portfolio is to preserve principal and provide income by investing in high-quality, tax-exempt money market instruments. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state or region. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation: National Bond Portfolio -- The investments are valued each business day by an independent pricing service (the "Service") approved by the Board of Directors. Investments for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at quotations obtained by the Service from dealers in such securities. Other investments (which constitute a majority of the portfolio securities) are valued by the Service, based on methods that include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available will be valued in good faith at their fair value using methods determined by the Board of Directors.

Money Market Portfolio -- Securities are valued on the basis of amortized cost, which approximates market value and does not take into account unrealized capital gains or losses. This involves valuing an instrument at cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The valuation of securities based upon their amortized cost is permitted by Rule 2a-7 under the Investment Company Act of 1940. The rule requires that the Portfolio maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments that have remaining maturities of 13 months or less only, and invest only in securities determined by the Board of Directors to be of good quality, with minimal credit risks. The Directors have established procedures designed to achieve these objectives.

(B) Distributions: It is the policy of the Fund to declare dividends daily from net investment income. In the Money Market Portfolio, dividends are automatically reinvested each day in additional shares. Dividends credited to a shareholder's account in the National Bond Portfolio are paid monthly. Income earned by the Fund on weekends, holidays, and other days on which the Fund is closed for business is declared as a dividend on the next day on which the Fund is open for business. The Fund expects to distribute any net realized capital gains in either Portfolio at least annually.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassification.

(C) Federal Income Taxes: It is the policy of the Fund to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code,


--------------------------------------------------------------------------------
16

                                            The Value Line Tax Exempt Fund, Inc.

                                                     August 31, 2001 (unaudited)
--------------------------------------------------------------------------------

and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax or excise tax is required.

(D) Investments: Securities transactions are recorded on a trade-date basis. Realized gains and losses from securities transactions are recorded on the identified-cost basis. Interest income, adjusted for amortization of premium and accretion of original-issue discounts, in accordance with federal income-tax regulations, is earned from settlement date and recognized on the accrual basis. Additionally, the Fund recognizes market discount when the securities are disposed. In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised guide will require the Fund to amortize premium and discount on all securities. This new AICPA requirement will not have any impact on the Fund since the policy of the Fund has been to amortize preium and discount on all securities prior to November 2000.

Securities purchased or sold on when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(E) Expenses: Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses that are applicable to both Portfolios are allocated between them.

2.   Capital Share Transactions

Transactions in capital stock were as follows:

                                                             National Bond
                                                               Portfolio
                                                        -----------------------
                                                            Six
                                                           Months        Year
                                                            Ended        Ended
                                                          August 31,   February
                                                            2001          28,
                                                         (unaudited)     2001
                                                        -----------------------
                                                             (in thousands)

Shares sold ....................................          3,066           4,625
Shares issued to shareholders in
  reinvestment of distributions ................            218             487
                                                        -----------------------
                                                          3,284           5,112
Shares repurchased .............................         (3,220)         (5,440)
                                                        -----------------------
Net increase (decrease) ........................             64            (328)
                                                        =======================

                                                              Money Market
                                                               Portfolio
                                                        -----------------------
                                                            Six
                                                           Months        Year
                                                            Ended        Ended
                                                          August 31,   February
                                                            2001          28,
                                                         (unaudited)     2001
                                                        -----------------------
                                                             (in thousands)

Shares sold ..................................           3,980           18,711
Shares issued to shareholders in
  reinvestment of distributions ..............             108              371
                                                        -----------------------
                                                         4,088           19,081
Shares repurchased ...........................          (4,418)         (19,380)
                                                        -----------------------
Net decrease .................................            (330)            (298)
                                                        =======================

3.   Purchases and Sales of Securities

Purchases and sales of municipal securities were as follows:

                                                                  National Bond
                                                                    Portfolio
                                                                 --------------
                                                                  Six Months
                                                                     Ended
                                                                 August 31, 2001
                                                                   (unaudited)
                                                                 --------------
                                                                 (in thousands)

PURCHASES:
Long-term obligations ........................................     $     56,321
Short-term obligations .......................................           48,070
                                                                   ------------
                                                                   $    104,391
                                                                   ============
MATURITIES OR SALES:
Long-term obligations ........................................     $     53,569
Short-term obligations .......................................           49,120
                                                                   ------------
                                                                   $    102,689
                                                                   ============

                                                                  Money Market
                                                                   Portfolio
                                                                 --------------
                                                                  Six Months
                                                                     Ended
                                                                 August 31, 2001
                                                                   (unaudited)
                                                                 --------------
                                                                 (in thousands)
PURCHASES:
Municipal short-term obligations .............................     $      6,203
                                                                   ============
MATURITIES OR SALES:
Municipal short-term obligations .............................     $      6,645
                                                                   ============


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements                        August 31, 2001 (unaudited)
--------------------------------------------------------------------------------

At August 31, 2001, the aggregate cost of investments for federal income-tax purposes was $157,383,483 for the National Bond Portfolio and $12,753,150 for the Money Market Portfolio.

The aggregate appreciation and depreciation of investments in the National Bond Portfolio at August 31, 2001, based on a comparison of investment values and their costs for federal income-tax purposes, was $6,226,667 and $131,773, respectively, resulting in a net unrealized appreciation of $6,094,894. There was no unrealized appreciation or depreciation in the Money Market Portfolio.

At February 28, 2001, for federal income-tax purposes the National Bond Portfolio had a capital-loss carryover of approximately $2,650,931 which will expire in 2008, and the Money Market Portfolio had a capital-loss carryover of $9,110 of which $1,253 will expire in 2005, $2,067 in 2006 and $5,267 in 2007 and $523 in 2008. To the extent future capital gains are offset by such capital losses, the Portfolios do not anticipate distributing any such gains to shareholders.

4.  Investment Advisory Contract and Transactions With Affiliates

An advisory fee of $397,044 and $33,337 was paid or payable by the National Bond Portfolio and the Money Market Portfolio, respectively, to Value Line, Inc. (the "Adviser") for the six months ended August 31, 2001. This was computed at an annual rate of .50% of the average daily net assets of the portfolios of the Fund. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses of its organization and operation.

For the six months ended August 31, 2001, the Fund's expenses were reduced by $8,667 and $884 for the National Bond Portfolio and Money Market Portfolio, respectively, under a custody credit arrangement with the custodian.

The Fund has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc., a subsidiary of the Adviser (the "Distributor"), for advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $198,522 were paid or payable to the Distributor by the National Bond Portfolio under this Plan for the six months ended August 31, 2001. Fees amounting to $16,397 payable to the Distributor by the Money Market Portfolio under this Plan for the six months ended August 31, 2001, were voluntarily waived by the Distributor.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund.

At August 31, 2001, the Adviser and/or affiliated companies owned 267,821 shares of the National Bond Portfolio common shares, representing 1.77% of the outstanding shares and 1,035 shares of the Money Market Portfolio representing
 .01% of the outstanding shares. In addition, certain officers and directors of the Fund owned 105,068 shares of the National Bond Portfolio, representing .70% of the outstanding shares and 7,893 shares of the Money Market Portfolio, representing .06% of the outstanding shares.


--------------------------------------------------------------------------------
18

                                            The Value Line Tax Exempt Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                                Six                      National Bond Portfolio(3)
                                           Months Ended             Years Ended on Last Day of February,
                                          August 31, 2001    -------------------------------------------------------------------
                                            (unaudited)        2001           2000           1999          1998           1997
                                          ----------------   --------       --------       --------      --------       --------
Net asset value, beginning of period ......    $10.51           $9.79         $10.80         $11.04        $10.78         $10.82
                                               ---------------------------------------------------------------------------------

  Income from investment operations:
    Net investment income .................       .23             .49            .49            .52           .54            .55
    Net gains or losses on securities
      (both realized and unrealized) ......       .26             .72           (.95)           .03           .36           (.04)
                                               ---------------------------------------------------------------------------------
      Total from investment operations ....       .49            1.21           (.46)           .55           .90            .51
                                               ---------------------------------------------------------------------------------

  Less distributions:
    Dividends from net investment income ..      (.23)           (.49)          (.49)          (.52)         (.54)          (.55)
    Distributions from capital gains ......        --              --           (.06)          (.27)         (.10)            --
                                               ---------------------------------------------------------------------------------
      Total distributions .................      (.23)           (.49)          (.55)          (.79)         (.64)          (.55)
                                               ---------------------------------------------------------------------------------
Net asset value, end of period ............    $10.77          $10.51          $9.79         $10.80        $11.04         $10.78
                                               =================================================================================
Total return ..............................      4.68%+         12.68%        -4.30%           4.88%         8.56%          4.86%
                                               =================================================================================

Ratios/Supplemental Data:
Net assets, end of period (in thousands) ..   $29,389        $158,139       $150,514       $182,017      $188,109       $193,641
Ratio of expenses to average net assets ...       .91%*(2)        .82%(2)        .64%(2)        .63%(2)       .63%(1)        .60%(1)
Ratio of net investment income
  to average net assets ...................      4.24%*          4.82%          4.77%          4.71%         4.98%          5.13%
Portfolio turnover rate ...................        38%             94%           163%           192%          119%            73%

(1)  Before offset of custody credits.

(2) Ratio reflects expenses grossed up for custody credit arrangement.The ratio of expenses to average net assets net of custody credits would have been .90%* at August 31, 2001 and .81%, .63%, and .62%, respectively, as of February 28, 2001, February 29, 2000 and February 28, 1999.

(3)  Formerly High-Yield Portfolio

+    Not annualized.

*    Annualized.






See Notes to Financial Statements.

--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                                Six                                  Money Market Portfolio
                                           Months Ended                    Years Ended on Last Day of February,
                                          August 31, 2001    -------------------------------------------------------------------
                                            (unaudited)       2001             2000          1999           1998          1997
                                             ---------       -------          -------       -------        -------       -------
Net asset value, beginning of period ......    $1.00           $1.00            $1.00          $1.00         $1.00         $1.00
                                             -----------------------------------------------------------------------------------

  Income from investment operations:
    Net investment income .................      .01             .03              .02            .02           .03           .03
                                             -----------------------------------------------------------------------------------

  Less distributions:
    Dividends from net investment income ..     (.01)           (.03)            (.02)          (.02)         (.03)         (.03)
                                             -----------------------------------------------------------------------------------
Net asset value, end of period ............    $1.00           $1.00            $1.00          $1.00         $1.00         $1.00
                                             ===================================================================================
Total return ..............................      .84%+          2.76%            2.38%          2.39%         2.65%         2.56%
                                             ===================================================================================

Ratios/Supplemental Data:
Net assets, end of period (in thousands) ..  $12,828         $13,158          $13,456        $15,256       $16,858       $19,668
Ratio of expenses to average net assets ...     1.34%*(2)(3)    1.33%(2)(3)      1.15%(2)       1.18%(2)      1.03%(1)      1.00%(1)
Ratio of net investment income
  to average net assets ...................     1.66%*          2.73%            2.33%          2.38%         2.63%         2.54%

(1)  Before offset of custody credits.

(2) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been 1.33%* at August 31, 2001 and 1.31%, 1.14%, and 1.16%, respectively, as of February 28, 2001, February 29, 2000 and February 28, 1999.

(3) Net of waived service and distribution plan fee. Had the expenses been paid by the Money Market the ratio of expenses to average net assets would have been 1.59%* and 1.47% and the ratio of net investment income to average daily net assets would have been 1.41%* and 2.59%, respectively, as of August 31, 2001 and February 28, 2001.

+    Not annualized.

*    Annualized.












See Notes to Financial Statements.

--------------------------------------------------------------------------------
20

INVESTMENT ADVISER    Value Line, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

DISTRIBUTOR           Value Line Securities, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

CUSTODIAN BANK        State Street Bank and Trust Co.
                      225 Franklin Street
                      Boston, MA 02110

SHAREHOLDER           State Street Bank and Trust Co.
SERVICING AGENT       c/o NFDS
                      P.O. Box 219729
                      Kansas City, MO 64121-9729

INDEPENDENT           PricewaterhouseCoopers LLP
ACCOUNTANTS           1177 Avenue of the Americas
                      New York, NY 10036

LEGAL COUNSEL         Peter D. Lowenstein, Esq.
                      Two Sound View Drive, Suite 100
                      Greenwich, CT 06830

Directors             Jean Bernhard Buttner
                      John W. Chandler
                      Frances T. Newton
                      Francis C. Oakley
                      David H. Porter
                      Paul Craig Roberts
                      Marion N. Ruth
                      Nancy-Beth Sheerr

OFFICERS              Jean Bernhard Buttner
                      Chairman and President
                      Bruce H. Alston
                      Vice President
                      Charles Heebner
                      Vice President
                      David T. Henigson
                      Vice President,
                      Secretary/Treasurer
                      Joseph Van Dyke
                      Assistant Secretary/Treasurer
                      Stephen La Rosa
                      Assistant Secretary/Treasurer

An investment in The Value Line Tax Exempt Fund, Inc. Money Market Portfolio is not guaranteed or insured by the U.S. Government, and there is no assurance that this portfolio will maintain its $1.00 per share net asset value.

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and, accordingly, they do not express opinion thereon.

This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).


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